RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) - Designated as a net investment hedge CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Fair value	CAD (432)	CAD (680)
US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 2,500	$ 4,950
Cross-currency interest rate swaps
Derivative [Line Items]
Fair value	(425)	(730)
Cross-currency interest rate swaps | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			2,350	3,150
Net realized gains related to the interest component	6	8
Forward foreign exchange contracts
Derivative [Line Items]
Fair value	CAD (7)	CAD 50
Forward foreign exchange contracts | US$ denominated
Derivative [Line Items]
Notional or Principal Amount | $			$ 150	$ 1,800